Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employees	Dec. 31, 2021 USD ($) employees	Dec. 31, 2020 USD ($) employees
Entity Information [Line Items]
Wages and salaries | $	$ 7,486	$ 6,934	$ 7,600
Social security costs | $	720	733	729
Share-based payments | $	1,034	733	728
Pension and other post-retirement benefit costs | $	576	457	852
Employee benefits expense | $	$ 9,816	$ 8,857	$ 9,909
Average number of employees (employee)	66,300	64,000	68,100
Termination payments | $	$ 27	$ 74	$ 1,237
Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	4,100	3,800
Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	8,700	9,100
Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	43,700	42,000
other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	9,800	9,100
Service station staff | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	23,300	21,300	19,100
US
Entity Information [Line Items]
Average number of employees (employee)	13,000	11,100	12,400
US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	700	400
US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	3,000	3,100
US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	8,000	6,200
US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	1,300	1,400
Non-US
Entity Information [Line Items]
Average number of employees (employee)	53,300	52,900	55,700
Non-US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	3,400	3,400
Non-US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	5,700	6,000
Non-US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	35,700	35,800
Non-US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	8,500	7,700